Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories

16. INVENTORIES

As at December 31,	2019	2018
Product
Refining and Marketing	874	703
Oil Sands	570	223
Deep Basin	1	-
Parts and Supplies	87	87
	1,532	1,013

During the year ended December 31, 2019, approximately $14,285 million of produced and purchased inventory was recorded as an expense (2018 – $15,664 million; 2017 – $12,856 million).

As at December 31, 2019, as a result of a decline in refined product prices, Cenovus recorded a write-down of its product inventory of $25 million from cost to net realizable value (2018 – $47 million).